Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
16.	Property, Plant and Equipment

The annual weighted average rates by asset class are shown below. This information is based on the consolidated depreciation of the assets recognized in the year, compared, after annualization and elimination of any non-typical movement, to the net balance of the assets in the previous year:

	Weighted average depreciation rate (%)
Class of assets	12.31.2017	12.31.2016
Buildings and improvements	4.6%	4.6%
Installations	5.5%	7.6%
Machinery and equipment	13.0%	13.5%
Furniture and fixtures	11.8%	12.7%
Vehicles	27.7%	23.4%
Aircraft	15.8%	15.2%
Computers and peripherals	28.2%	30.3%
Tooling	16.4%	14.9%
Other assets	0.7%	0.2%
Exchange pool program assets	3.8%	5.0%

	12.31.2017
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2016	11.0	657.1	156.1	909.8	74.1	16.8	316.7	179.3	587.8	29.4	669.7	116.4	3,724.2
Additions	—	4.1	—	40.3	3.6	0.4	14.4	11.4	30.8	8.6	43.6	80.5	237.7
Disposals	—	(8.1)	—	(10.1)	(1.9)	(0.7)	(8.1)	(0.8)	(1.0)	—	(33.5)	(1.1)	(65.3)
Impairment(ii)	—	—	—	(2.2)	—	—	(25.8)	—	(2.1)	—	—	—	(30.1)
Reclassifications*	—	85.5	4.8	22.5	(1.4)	0.5	(104.0)	(0.7)	5.1	(12.0)	(22.2)	(142.0)	(163.9)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	22.1	22.1
Translation adjustments	—	3.2	0.5	11.5	0.5	0.5	—	1.1	0.3	—	14.9	0.6	33.1

At December 31, 2017	11.0	741.8	161.4	971.8	74.9	17.5	193.2	190.3	620.9	26.0	672.5	76.5	3,757.8

Accumulated depreciation
At December 31, 2016	—	(191.3)	(101.4)	(445.1)	(40.0)	(12.7)	(153.9)	(136.2)	(278.9)	(9.4)	(201.1)	—	(1,570.0)
Depreciation	—	(21.3)	(3.0)	(60.3)	(4.0)	(1.2)	(25.6)	(12.1)	(50.8)	(0.2)	(18.0)	—	(196.5)
Disposals	—	4.1	—	7.5	1.0	0.6	6.9	0.6	0.3	—	8.8	—	29.8
Reclassifications*	—	0.6	0.4	—	—	0.3	91.3	—	—	(0.3)	—	—	92.3
Translation adjustments	—	(1.0)	(0.1)	(8.7)	(0.4)	(0.4)	—	(0.7)	(0.3)	—	3.1	—	(8.5)

At December 31, 2017	—	(208.9)	(104.1)	(506.6)	(43.4)	(13.4)	(81.3)	(148.4)	(329.7)	(9.9)	(207.2)	—	(1,652.9)

Net
At December 31, 2016	11.0	465.8	54.7	464.7	34.1	4.1	162.8	43.1	308.9	20.0	468.6	116.4	2,154.2
At December 31, 2017	11.0	532.9	57.3	465.2	31.5	4.1	111.9	41.9	291.2	16.1	465.3	76.5	2,104.9

	12.31.2016
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2015	11.0	616.5	151.8	853.3	70.5	17.0	323.5	163.2	533.5	22.8	622.6	75.8	3,461.5
Additions	—	0.6	—	54.8	4.0	0.7	137.4	17.3	54.6	8.6	65.5	91.7	435.2
Disposals	—	(9.3)	(0.2)	(7.6)	(2.3)	(0.9)	(17.8)	(3.0)	(0.9)	—	(15.1)	(7.1)	(64.2)
Impairment	—	—	—	—	—	—	(27.0)	—	—	—	—	—	(27.0)
Impairment (iii)	—	—	—	—	—	—	(64.9)	—	—	—	—	—	(64.9)
Reclassifications*	—	49.9	4.4	10.2	1.9	0.2	(34.7)	1.7	0.9	(2.0)	1.2	(59.8)	(26.1)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	16.1	16.1
Translation adjustments	—	(0.6)	0.1	(0.9)	—	(0.2)	0.2	0.1	(0.3)	—	(4.5)	(0.3)	(6.4)

At December 31, 2016	11.0	657.1	156.1	909.8	74.1	16.8	316.7	179.3	587.8	29.4	669.7	116.4	3,724.2

Accumulated depreciation
At December 31, 2015	—	(180.8)	(97.2)	(389.5)	(37.9)	(12.5)	(156.4)	(128.7)	(233.4)	(9.4)	(188.3)	—	(1,434.1)
Depreciation	—	(20.0)	(4.2)	(62.7)	(4.1)	(1.1)	(25.4)	(10.4)	(44.7)	—	(21.9)	—	(194.5)
Disposals	—	9.2	—	4.9	1.9	0.8	15.5	2.9	0.5	—	6.0	—	41.7
Reclassifications*	—	—	—	1.8	—	—	8.6	(0.1)	(1.6)	—	—	—	8.7
Translation adjustments	—	0.3	—	0.4	0.1	0.1	3.8	0.1	0.3	—	3.1	—	8.2

At December 31, 2016	—	(191.3)	(101.4)	(445.1)	(40.0)	(12.7)	(153.9)	(136.2)	(278.9)	(9.4)	(201.1)	—	(1,570.0)

Net
At December 31, 2015	11.0	435.7	54.6	463.8	32.6	4.5	167.1	34.5	300.1	13.4	434.3	75.8	2,027.4
At December 31, 2016	11.0	465.8	54.7	464.7	34.1	4.1	162.8	43.1	308.9	20.0	468.6	116.4	2,154.2
Cost
At December 31, 2014	11.0	577.6	145.3	741.3	65.7	16.0	521.3	163.0	420.0	34.4	586.3	129.9	3,411.8
Additions	—	1.6	—	65.1	2.5	0.8	23.6	13.0	81.7	9.9	71.6	71.7	341.5
Disposals	—	(0.1)	(0.1)	(5.5)	(0.5)	(0.4)	(158.6)	(2.2)	(1.9)	—	(13.7)	(2.2)	(185.2)
Impairment	—	—	—	—	—	—	(11.6)	—	—	—	—	—	(11.6)
Reclassifications*	—	40.6	7.1	66.5	3.5	1.0	(50.7)	(9.0)	33.9	(21.3)	(6.1)	(122.3)	(56.8)
Translation adjustments	—	(3.2)	(0.5)	(14.1)	(0.7)	(0.4)	(0.5)	(1.6)	(0.2)	(0.2)	(15.5)	(1.3)	(38.2)

At December 31, 2015	11.0	616.5	151.8	853.3	70.5	17.0	323.5	163.2	533.5	22.8	622.6	75.8	3,461.5

Accumulated depreciation
At December 31, 2014	—	(165.3)	(93.9)	(352.0)	(34.6)	(11.8)	(217.6)	(119.5)	(207.8)	(9.4)	(174.1)	—	(1,386.0)
Depreciation	—	(15.9)	(4.0)	(49.9)	(4.0)	(1.1)	(31.9)	(11.5)	(26.2)	—	(17.4)	—	(161.9)
Disposals	—	—	—	0.8	0.3	—	75.1	1.4	0.4	—	5.9	—	83.9
Reclassifications*	—	(0.5)	0.5	—	—	—	17.7	—	—	—	—	—	17.7
Translation adjustments	—	0.9	0.2	11.6	0.4	0.4	0.3	0.9	0.2	—	(2.7)	—	12.2

At December 31, 2015	—	(180.8)	(97.2)	(389.5)	(37.9)	(12.5)	(156.4)	(128.7)	(233.4)	(9.4)	(188.3)	—	(1,434.1)

Net
At December 31, 2014	11.0	412.3	51.4	389.3	31.1	4.2	303.7	43.5	212.2	25.0	412.2	129.9	2,025.8
At December 31, 2015	11.0	435.7	54.6	463.8	32.6	4.5	167.1	34.5	300.1	13.4	434.3	75.8	2,027.4

*	Non-cash transactions. On “Aircraft” and “Exchange pool program assets” classes the amount refers to aircraft and items transferred to the inventory. In September 2017, 17 ERJ 145 aircraft were transferred to inventory in order to be disassembled and sold as parts (part-out procedures).

(i)	The aircraft are used for testing, shuttle and operating leases and are adjusted to fair value, if applicable. The following aircraft are held:

•	December 31, 2017: nine ERJ 135, 26 ERJ 145, four EMBRAER 170, one EMBRAER 190, one EMBRAER 120, one Legacy 450, one Legacy 500, one Phenom 300, one 690B, and;

•	December 31, 2016: 23 ERJ 135, 28 ERJ 145, six EMBRAER 170, three EMBRAER 190, one EMBRAER 120, one 690B, and.

(ii)	Impairment losses for the Legacy 650 CGU and Monitoring, Sensoring and Radars CGU (Note 18).

(iii)	Because of the Chapter 11 filing by Republic Airways Holdings (Note 25), the Company has received certain aircraft as part of the negotiation of the financial guarantees existent at that date.. The Company initially recognized these aircraft based on the contractual amount and subsequently recognized impairment losses to adjust the initial cost to the recoverable value.

At December 31, 2017, property, plant and equipment of US$ 134.1 were pledged as collateral for loans, financing and labor contingencies (December 31, 2016, US$ 136.2).